VANECK INFLATION ALLOCATION ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS: 99.7% (a)
Energy Select Sector SPDR Fund	22,785	$1,264,568
First Trust NASDAQ Clean Edge Green Energy Index Fund	5,297	360,037
Global X US Infrastructure Development ETF	61,187	1,761,574
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF †	424,935	5,974,586
Invesco Solar ETF	4,112	316,501
iShares Global Infrastructure ETF †	34,907	1,661,224
iShares Gold Trust	6,254	217,702
iShares MSCI Global Metals & Mining Producers ETF †	19,010	810,206
Nuveen Short-Term REIT ETF	9,810	399,659
Purpose Bitcoin ETF	74,362	641,000
SPDR Gold MiniShares Trust	11,986	217,905
SPDR S&P Oil & Gas Exploration & Production ETF †	11,834	1,134,526
VanEck Agribusiness ETF ‡	14,567	1,389,983
VanEck Energy Income ETF ‡	30,577	1,631,164
VanEck Gold Miners ETF ‡	44,777	1,434,207
	Number of Shares	Value
VanEck Junior Gold Miners ETF ‡	13,288	$557,166
VanEck Low Carbon Energy ETF † ‡	4,524	724,674
VanEck Merk Gold Shares	179,670	3,194,533
VanEck Mortgage REIT Income ETF ‡	16,761	301,028
VanEck Oil Services ETF ‡	4,152	767,456
VanEck Steel ETF ‡	16,049	853,646
Vanguard Real Estate ETF †	40,418	4,688,892

Total Exchange Traded Funds (Cost: $30,321,673)		30,302,237

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.5% (Cost: $2,583,729)
Money Market Fund: 8.5%
State Street Navigator Securities Lending Government Money Market Portfolio	2,583,729	2,583,729

Total Investments: 108.2% (Cost: $32,905,402)		32,885,966
Liabilities in excess of other assets: (8.2)%		(2,523,779)
NET ASSETS: 100.0%		$30,362,187

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
†	Security fully or partially on loan. Total market value of securities on loan is $8,505,528.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Agribusiness	4.6%	$1,389,983
Digital Currency	2.1	641,001
Diversified Commodities Futures	19.7	5,974,586
Energy	14.2	4,296,943
Global Metals and Mining	2.7	810,206
Gold Bullion	13.8	4,187,306
Gold Mining	4.7	1,434,207
Industrials	5.8	1,761,574
Oil Services	6.3	1,901,981
Real Estate Investment Trusts	17.8	5,389,579
Steel	2.8	853,646
Utilities	5.5	1,661,224
	100.0%	$30,302,236
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VANECK INFLATION ALLOCATION ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

A summary of the Funds transactions in securities of affiliates for the period ended December 31, 2021 is set forth below:

	Value 9/30/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/2021
VanEck Agribusiness ETF	$784,573	$704,097	$(148,202)	$(483)	$17,661	$49,998	$1,389,983
VanEck Energy Income ETF	980,050	868,898	(175,679)	(16,151)	19,596	(25,954)	1,631,164
VanEck Gold Miners ETF	687,476	788,489	(119,934)	(25,048)	25,550	103,224	1,434,207
VanEck Junior Gold Miners ETF	–	667,378	(46,784)	(7,707)	10,559	(55,721)	557,166
VanEck Low Carbon Energy ETF	398,697	373,256	(77,806)	(7,374)	3,493	37,901	724,674
VanEck Mortgage REIT Income ETF	189,021	163,304	(33,718)	(2,628)	12,027	(14,952)	301,027
VanEck Oil Services ETF	480,310	437,296	(86,908)	(13,855)	8,069	(49,387)	767,456
VanEck Steel ETF	488,167	488,348	(89,955)	(14,337)	61,126	(18,577)	853,646
VanEck Vectors Unconventional Oil & Gas ETF	667,902	194,648	(951,584)	249,119	–	(160,085)	–
	$4,676,196	$4,685,714	$(1,730,570)	$161,536	$158,081	$(133,553)	$7,659,323
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